Summary of Significant Accounting Policies - Distributions Payable (Details) $ / shares in Units, $ in Millions	1 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Class A-1 Units
Dividends Payable [Line Items]
Distributions | $	$ 1.3
Distributions (in dollars per share) | $ / shares	$ 4.38
Class A-2 Units
Dividends Payable [Line Items]
Distributions | $	$ 1.2
Distributions (in dollars per share) | $ / shares	$ 5.33
Class A-3 Units
Dividends Payable [Line Items]
Distributions | $	$ 5.0
Distributions (in dollars per share) | $ / shares	$ 13.34